Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 43
Valuation Allowances and Reserves, Additions for Charges to Cost and Expense	12
Due from affiliates	64	$ 34
Due to affiliates	112	$ 16
Caesars Entertainment Operating Company [Member] | Majority-Owned Subsidiary, Unconsolidated [Member] | Lease Agreements [Member]
Related Party Transaction [Line Items]
Operating Leases, Future Minimum Payments Receivable	35
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 2
Caesars Entertainment Operating Company [Member] | Majority-Owned Subsidiary, Unconsolidated [Member] | Shared Services Allocation to CES Members [Member] | Caesars Entertainment Resort Properties [Member]
Related Party Transaction [Line Items]
Corporate Expense Allocation	21.80%
Caesars Entertainment Operating Company [Member] | Majority-Owned Subsidiary, Unconsolidated [Member] | Shared Services Allocation to CES Members [Member] | Caesars Growth Properties Holdings, LLC [Member]
Related Party Transaction [Line Items]
Corporate Expense Allocation	12.80%
Caesars Entertainment Operating Company [Member] | Majority-Owned Subsidiary, Unconsolidated [Member] | Shared Services Allocation to CES Members [Member] | Caesars Growth Partners, LLC [Member]
Related Party Transaction [Line Items]
Corporate Expense Allocation	12.80%
Discontinued Operations, Disposed of by Sale [Member] | Social and Mobile Games [Member] | Caesars Acquisition Company [Member]
Related Party Transaction [Line Items]
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation	$ 285
Discontinued Operations, Disposed of by Sale [Member] | Social and Mobile Games [Member] | Caesars Growth Partners, LLC [Member]
Related Party Transaction [Line Items]
Income Taxes Paid	$ 240